UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-10377

Registrant Name:	PIMCO Municipal Income Fund

Address of Principal Executive Offices:	1633 Broadway
New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna
1633 Broadway
New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	April 30, 2014

Date of Reporting Period:	January 31, 2014

Item 1. Schedule of Investments

PIMCO Municipal Income Fund

January 31, 2014 (unaudited)

Principal Amount (000s)		Value*
MUNICIPAL BONDS & NOTES—95.7%
Alabama - 1.7%
	Huntsville-Redstone Village Special Care Facs. Financing Auth. Rev., Redstone Village Project,
$ 250	5.50%, 1/1/28	$233,835
885	5.50%, 1/1/43	745,099
15,000	Jefferson Cnty. Sewer Rev., zero coupon, 10/1/50, Ser. F (k)	7,332,900

		8,311,834

Alaska - 0.8%
3,280	Borough of Matanuska-Susitna Rev., Goose Creek Correctional Center, 6.00%, 9/1/32 (AGC)	3,734,477
900	Industrial Dev. & Export Auth. Rev., Boys & Girls Home, 6.00%, 12/1/36 (b)(e)	405,000

		4,139,477

Arizona - 2.4%
	Health Facs. Auth. Rev.,
2,050	Banner Health, 5.50%, 1/1/38, Ser. D	2,163,119
2,750	Beatitudes Campus Project, 5.20%, 10/1/37	2,252,387
1,500	Maricopa Cnty. Pollution Control Corp. Rev., Southern California Edison Co., 5.00%, 6/1/35, Ser. A	1,562,550
750	Pima Cnty. Industrial Dev. Auth. Rev., Tucson Electric Power Co., 5.25%, 10/1/40, Ser. A	762,578
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (j)	5,266,050

		12,006,684

Arkansas - 0.3%
5,500	Dev. Finance Auth. Rev., Arkansas Cancer Research Center Project, zero coupon, 7/1/36 (AMBAC)	1,627,175

California - 16.1%
	Bay Area Toll Auth. Rev., San Francisco Bay Area,
2,875	5.00%, 10/1/34	3,017,399
3,255	5.00%, 10/1/42	3,353,171
10,000	5.25%, 4/1/53, Ser. S-4	10,389,700
3,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	3,274,560
7,500	Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47, Ser. A-1	5,922,150
	Health Facs. Financing Auth. Rev.,
2,000	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	2,183,500
1,500	Sutter Health, 6.00%, 8/15/42, Ser. B	1,696,575
5,300	Los Angeles Community College Dist., GO, 5.00%, 8/1/32, Ser. A	5,740,059
2,000	Los Angeles Unified School Dist., GO, 5.00%, 7/1/30, Ser. E (AMBAC)	2,117,160
2,000	M-S-R Energy Auth. Rev., 6.125%, 11/1/29, Ser. C	2,378,580
4,175	Montebello Unified School Dist., GO, 5.00%, 8/1/33 (AGM)	4,397,569
1,445	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project, 7.75%, 4/1/31, Ser. B	1,589,312
5,000	Orange Cnty. Airport Rev., 5.25%, 7/1/39, Ser. A	5,199,850
1,600	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	1,663,776
	State, GO,
700	5.00%, 11/1/32	750,414
1,200	5.00%, 6/1/37	1,242,204
2,300	5.125%, 8/1/36	2,446,142
1,250	5.25%, 3/1/38	1,314,862
1,900	5.25%, 11/1/40	2,074,116
500	5.50%, 3/1/40	548,530
3,200	6.00%, 4/1/38	3,645,408

PIMCO Municipal Income Fund Schedule of Investments

January 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
	Statewide Communities Dev. Auth. Rev.,
$625	California Baptist Univ., 6.50%, 11/1/21	$684,494
845	Catholic Healthcare West, 5.50%, 7/1/31, Ser. E	904,108
2,310	Methodist Hospital Project, 6.625%, 8/1/29 (FHA)	2,697,780
8,485	Methodist Hospital Project, 6.75%, 2/1/38 (FHA)	9,687,494
1,000	Trinity Health, 5.00%, 12/1/41	1,013,820
2,000	Whittier Union High School Dist., GO, zero coupon, 8/1/25	1,154,700

		81,087,433

Colorado - 1.1%
450	Denver Health & Hospital Auth. Rev., 5.625%, 12/1/40	455,675
2,500	Health Facs. Auth. Rev., Catholic Health Initiatives, 5.00%, 2/1/41, Ser. A	2,492,625
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	610,720
400	Regional Transportation Dist., CP, 5.375%, 6/1/31, Ser. A	428,588
1,500	Univ. of Colorado Rev., 5.375%, 6/1/38, Ser. A	1,664,625

		5,652,233

Connecticut - 1.5%
	State Health & Educational Fac. Auth. Rev.,
5,000	Hartford Healthcare, 5.00%, 7/1/41, Ser. A	5,005,900
$2,500	Stamford Hospital, 5.00%, 7/1/42, Ser. J	2,462,575

		7,468,475

District of Columbia - 0.9%
2,500	Dist. of Columbia Rev., Brookings Institution, 5.75%, 10/1/39	2,665,875
2,070	Tobacco Settlement Financing Corp. Rev., 6.25%, 5/15/24	2,079,315

		4,745,190

Florida - 2.1%
4,000	Broward Cnty. Water & Sewer Utility Rev., 5.25%, 10/1/34, Ser. A (j)	4,328,520
300	Dev. Finance Corp. Rev., Renaissance Charter School, 6.50%, 6/15/21, Ser. A	310,413
500	Lee Cnty. Industrial Dev. Auth. Rev., Lee Community Charter Foundation, 5.375%, 6/15/37, Ser. A	463,330
1,250	Miami-Dade Cnty. School Board Foundation, Inc., CP, 5.375%, 2/1/34, Ser. A (AGC)	1,327,612
3,900	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (j)	4,213,443

		10,643,318

Georgia - 0.4%
2,300	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	2,081,753

Illinois - 1.5%
	Finance Auth. Rev.,
400	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	458,708
5,000	Univ. of Chicago, 5.50%, 7/1/37, Ser. B (j)	5,443,150
1,900	Springfield Electric Rev., 5.00%, 3/1/36	1,884,876

		7,786,734

Indiana - 1.6%
	Finance Auth. Rev.,
1,500	Duke Energy Indiana, Inc., 6.00%, 8/1/39, Ser. B	1,621,965
3,000	Ohio Valley Electric Corp., 5.00%, 6/1/32, Ser. A	2,939,850
1,000	Municipal Power Agcy. Rev., 6.00%, 1/1/39, Ser. B	1,113,360
1,900	Vigo Cnty. Hospital Auth. Rev., Union Hospital, Inc., 7.50%, 9/1/22	2,262,254

		7,937,429

PIMCO Municipal Income Fund Schedule of Investments

January 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
Iowa - 1.6%
	Finance Auth. Rev.,
4,890	Deerfield Retirement Community, Inc., 5.50%, 11/15/37, Ser. A (e)	$2,004,900
3,500	Edgewater LLC Project, 6.75%, 11/15/37	3,590,685
1,500	Edgewater LLC Project, 6.75%, 11/15/42	1,533,795
1,000	Fertilizer Company Project, 5.25%, 12/1/25	930,640

		8,060,020

Kansas - 0.4%
1,000	Dev. Finance Auth. Rev., Adventist Health, 5.75%, 11/15/38	1,089,950
896	Lenexa City, Tax Allocation, Center East Project, 6.00%, 4/1/27 (e)	447,867
650	Manhattan Rev., Meadowlark Hills Retirement, 5.125%, 5/15/42, Ser. B	572,163

		2,109,980

Kentucky - 0.2%
1,000	Economic Dev. Finance Auth. Rev., Owensboro Medical Healthcare Systems, 6.375%, 6/1/40, Ser. A	1,052,090

Louisiana - 1.0%
	Local Gov’t Environmental Facs. & Community Dev. Auth Rev.,
$1,680	Capital Projects & Equipment Acquisition, 6.55%, 9/1/25 (ACA) (b)	1,782,278
400	Westlake Chemical Corp., 6.50%, 11/1/35, Ser. A-2	437,276
750	Woman’s Hospital Foundation, 5.875%, 10/1/40, Ser. A	789,743
2,000	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project, 6.50%, 5/15/37	2,167,000

		5,176,297

Maryland - 0.4%
1,500	Economic Dev. Corp. Rev., 5.75%, 6/1/35, Ser. B	1,531,785
650	Health & Higher Educational Facs. Auth. Rev., Charlestown Community, 6.25%, 1/1/41	686,049

		2,217,834

Massachusetts - 0.6%
	Dev. Finance Agcy. Rev.,
750	Foxborough Regional Charter School, 7.00%, 7/1/42, Ser. A	819,758
103	Linden Ponds, Inc. Fac., zero coupon, 11/15/56, Ser. B (b)	639
388	Linden Ponds, Inc. Fac., 6.25%, 11/15/39, Ser. A-1	332,442
1,500	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	1,643,880

		2,796,719

Michigan - 0.6%
1,500	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39	1,804,905

PIMCO Municipal Income Fund Schedule of Investments

January 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
$1,500	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	$1,161,450

		2,966,355

Minnesota - 0.4%
95	Agricultural & Economic Dev. Board Rev., Health Care Systems, 6.375%, 11/15/29, Ser. A	95,362
1,500	St. Louis Park Rev., Nicollett Health Services, 5.75%, 7/1/39	1,597,155
500	Washington Cnty. Housing & Redev. Auth. Rev., Birchwood & Woodbury Projects, 5.625%, 6/1/37, Ser. A	482,655

		2,175,172

Missouri - 0.3%
1,000	Joplin Industrial Dev. Auth. Rev., Christian Homes, Inc., 5.75%, 5/15/26, Ser. F	1,037,930
430	Lee’s Summit, Tax Allocation, Summit Fair Project, 5.625%, 10/1/23	442,444

		1,480,374

Nevada - 4.1%
	Clark Cnty., GO,
5,000	4.75%, 6/1/30 (AGM)	5,191,250
5,230	4.75%, 11/1/35 (j)	5,325,238
9,755	Washoe Cnty., Water & Sewer, GO, 5.00%, 1/1/35 (NPFGC)	10,060,332

		20,576,820

New Jersey - 8.9%
16,550	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 5.75%, 4/1/31	17,134,877
2,000	Economic Dev. Auth. Rev., School Facs. Construction, 5.50%, 12/15/34, Ser. Z (AGC)	2,175,420
	Health Care Facs. Financing Auth. Rev.,
500	AHS Hospital Corp., 6.00%, 7/1/37	565,580
2,000	Robert Wood Johnson Univ. Hospital, 5.50%, 7/1/43	2,125,100
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	2,113,940
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
6,600	4.75%, 6/1/34	4,875,684
12,000	5.00%, 6/1/41	8,862,960
7,000	Transportation Trust Fund Auth. Rev., 5.00%, 6/15/42, Ser. B	7,225,750

		45,079,311

New Mexico - 1.5%
1,000	Farmington Pollution Control Rev., 5.90%, 6/1/40, Ser. D	1,039,400
6,400	Hospital Equipment Loan Council Rev., Presbyterian Healthcare, 5.00%, 8/1/39	6,544,704

		7,584,104

New York - 11.9%
15,500	Hudson Yards Infrastructure Corp. Rev., 5.25%, 2/15/47, Ser. A	16,070,710
	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters,
7,500	5.25%, 10/1/35	8,013,900
3,000	5.50%, 10/1/37	3,285,840
3,000	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/36, Ser. D	3,111,270
4,200	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	2,215,458
3,000	New York City Water & Sewer System Rev., Second Generation Resolutions, 5.00%, 6/15/39, Ser. GG-1	3,135,960
	New York Liberty Dev. Corp. Rev.,
10,000	1 World Trade Center Project, 5.00%, 12/15/41	10,354,200
10,000	4 World Trade Center Project, 5.00%, 11/15/44	10,225,500
3,500	State Dormitory Auth. Rev., The New School, 5.50%, 7/1/40	3,704,715

		60,117,553

PIMCO Municipal Income Fund Schedule of Investments

January 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
Ohio - 3.5%
$10,000	Buckeye Tobacco Settlement Financing Auth. Rev., 6.50%, 6/1/47, Ser. A-2	$8,608,000
3,000	Hamilton Cnty. Healthcare Rev., Christ Hospital Project, 5.00%, 6/1/42	2,920,020
500	Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. 2009-A (Pre-refunded @ $100, 1/15/15) (c)	530,785
500	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A (Pre-refunded @ $100, 11/15/14) (c)	523,495
5,000	State Turnpike Commission Rev., 5.00%, 2/15/48, Ser. A-1	5,094,500

		17,676,800

Oregon - 0.6%
2,000	Oregon Health & Science Univ. Rev., 5.75%, 7/1/39, Ser. A	2,157,460
600	State Department of Administrative Services, CP, 5.25%, 5/1/39, Ser. A	632,196

		2,789,656

Pennsylvania - 4.8%
5,000	Geisinger Auth. Rev., 5.25%, 6/1/39, Ser. A	5,197,000
2,000	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B (e)	1,015,200
	Higher Educational Facs. Auth. Rev.,
500	Edinboro Univ. Foundation, 6.00%, 7/1/43	497,230
350	Thomas Jefferson Univ., 5.00%, 3/1/40	358,449
	Lancaster Cnty. Hospital Auth. Rev., Brethren Village Project, Ser. A,
$750	6.25%, 7/1/26	760,935
85	6.375%, 7/1/30	85,703
1,100	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	1,189,628
7,000	Philadelphia, GO, 5.25%, 12/15/32, Ser. A (AGM)	7,366,940
	Philadelphia Hospitals & Higher Education Facs. Auth. Rev., Temple Univ. Health System, Ser. A,
5,000	5.625%, 7/1/36	4,365,000
1,000	5.625%, 7/1/42	851,890
500	Philadelphia Water & Wastewater Rev., 5.25%, 1/1/36, Ser. A	525,750
2,000	Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D	2,043,740

		24,257,465

Rhode Island - 4.7%
23,800	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. 2002-A	23,797,144

South Carolina - 2.6%
450	Jobs-Economic Dev. Auth. Rev., Lutheran Homes, 5.50%, 5/1/28	450,882
2,200	State Ports Auth. Rev., 5.25%, 7/1/40	2,297,064
	State Public Service Auth. Rev.,
5,000	5.50%, 12/1/53, Ser. E	5,195,700
5,000	Sanatee Cooper, 5.125%, 12/1/43, Ser. B	5,177,250

		13,120,896

Tennessee - 2.2%
940	Memphis Health Educational & Housing Fac. Board Rev., Wesley Housing Corp. Project, 6.95%, 1/1/20 (a)(b)(d)(e)(f)(l) (acquisition cost—$932,489; purchased 6/29/01)	466,679
	Tennessee Energy Acquisition Corp. Rev.,
5,000	5.00%, 2/1/27, Ser. C	5,299,500
5,000	5.25%, 9/1/24, Ser. A	5,462,200

		11,228,379

PIMCO Municipal Income Fund Schedule of Investments

January 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
Texas - 9.9%
1,200	Dallas Rev., Dallas Civic Center, 5.25%, 8/15/38 (AGC)	$1,265,808
5,500	Grand Parkway Transportation Corp. Rev., 5.00%, 4/1/53, Ser. B	5,545,760
	North Harris Cnty. Regional Water Auth. Rev.,
4,200	5.25%, 12/15/33	4,471,614
4,200	5.50%, 12/15/38	4,492,824
	North Texas Tollway Auth. Rev.,
2,750	5.00%, 1/1/38	2,829,090
3,000	5.25%, 1/1/44, Ser. C	3,081,990
600	5.50%, 9/1/41, Ser. A	651,744
6,050	5.625%, 1/1/33, Ser. A	6,501,572
600	5.75%, 1/1/33, Ser. F	636,036
250	San Juan Higher Education Finance Auth. Rev., 6.70%, 8/15/40, Ser. A	273,710
	State Public Finance Auth. Charter School Finance Corp. Rev., Ser. A,
400	5.875%, 12/1/36	412,288
2,000	Cosmos Foundation, 5.375%, 2/15/37	2,000,860
4,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev., Baylor Health Care Systems Project, 6.25%, 11/15/29	4,506,080
	Texas Municipal Gas Acquisition & Supply Corp. I Rev.,
3,500	5.25%, 12/15/23, Ser. A	3,886,610
6,500	6.25%, 12/15/26, Ser. D	7,678,060
1,000	Uptown Dev. Auth., Tax Allocation, Infrastructure Improvement Facs., 5.50%, 9/1/29	1,072,680
500	Wise Cnty. Rev., Parker Cnty. Junior College Dist., 8.00%, 8/15/34	557,610

		49,864,336

Utah - 1.5%
$7,000	Salt Lake Cnty. Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	7,795,060

Virginia - 2.0%
	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems,
6,490	5.00%, 5/15/40	6,766,409
1,000	5.50%, 5/15/35, Ser. A	1,095,060
1,985	Peninsula Town Center Community Dev. Auth. Rev., 6.45%, 9/1/37	2,058,961

		9,920,430

Washington - 1.3%
	Health Care Facs. Auth. Rev.,
700	Multicare Health Systems, 6.00%, 8/15/39, Ser. B (AGC)	754,418
250	Seattle Cancer Care Alliance, 7.375%, 3/1/38	298,245
2,000	Virginia Mason Medical Center, 6.125%, 8/15/37, Ser. A	2,054,360
	State Housing Finance Commission Rev., Skyline at First Hill Project, Ser. A,
230	5.25%, 1/1/17	227,493
3,600	5.625%, 1/1/38	3,196,296

		6,530,812

West Virginia - 0.2%
$1,000	Hospital Finance Auth. Rev., Highland Hospital, 9.125%, 10/1/41	1,202,330

Wisconsin - 0.1%
500	Health & Educational Facs. Auth. Rev., Prohealth Care, Inc., 6.625%, 2/15/39	552,530

Total Municipal Bonds & Notes (cost-$457,401,651)		483,616,202

PIMCO Municipal Income Fund Schedule of Investments

January 31, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
VARIABLE RATE NOTES (a)(b)(d)(g)(h)(l)- 2.1%
Texas - 0.4%
1,000	JPMorgan Chase Putters/Drivers Trust, GO, 8.051%, 2/1/17, Ser. 3480 (acquisition cost - $995,050; purchased 6/15/09)	$1,196,750
600	JPMorgan Chase Putters/Drivers Trust Rev., 8.571%, 10/1/31, Ser. 3227 (acquisition cost - $683,724; purchased 5/1/09)	722,100

		1,918,850

Washington - 1.7%
6,670	JPMorgan Chase Putters/Drivers Trust, GO, 11.774%, 8/1/28, Ser. 3388 (acquisition cost—$6,499,982; purchased 4/8/09)	8,475,836

Total Variable Rate Notes (cost-$8,159,463)		10,394,686

SHORT-TERM INVESTMENTS - 2.2%
U.S. Treasury Obligations - 1.4%
4,000	U.S. Treasury Bills, 0.098%-0.117%, 5/29/14-11/13/14 (m)	3,998,649
	U.S. Treasury Notes,
500	0.25%, 5/31/14	500,322
2,500	0.50%, 8/15/14	2,505,470

Total U.S. Treasury Obligations (cost-$7,003,773)		7,004,441

Repurchase Agreements - 0.3%
1,600	Citigroup Global Markets, Inc., dated 1/31/14, 0.04%, due 2/3/14, proceeds $1,600,005; collateralized by U.S. Treasury Notes, 1.00%, due 6/30/19, valued at $1,633,269 including accrued interest (cost-$1,600,000)	1,600,000

U.S. Government Agency Securities - 0.3%
1,400	Federal Home Loan Bank Discount Note, 0.10%, 8/1/14 (m) (cost-$1,399,304)	1,399,304

Variable Rate Demand Note - 0.2%
South Carolina - 0.2%
1,290	Educational Facs. Auth. Rev., Furman Univ., 0.05%, 2/3/14 (final maturity 10/1/39), Ser. B (h)(i) (cost-$1,290,000)	1,290,000

Total Short-Term Investments (cost-$11,293,077)		11,293,745

Total Investments (cost-$476,854,191) (n)-100.0%		$505,304,633

PIMCO Municipal Income Fund Schedule of Investments

January 31, 2014 (unaudited) (continued)

Industry classification of portfolio holdings as a percentage of total investments was as follows:

Revenue Bonds:
Health, Hospital & Nursing Home Revenue	22.4%
Miscellaneous Revenue	14.0
Highway Revenue Tolls	7.2
Tobacco Settlement Funded	6.6
Natural Gas Revenue	5.7
College & University Revenue	4.1
Port, Airport & Marina Revenue	3.8
Water Revenue	3.7
Industrial Revenue	3.3
Miscellaneous Taxes	3.2
Electric Power & Light Revenue	2.9
Sewer Revenue	1.4
Lease (Appropriation)	0.7
Transit Revenue	0.6
Ad Valorem Property Tax	0.4
Local or Guaranteed Housing	0.1

Total Revenue Bonds		80.1%
General Obligation		13.6
Special Assessment		3.4
U.S. Treasury Obligations		1.4
Certificates of Participation		0.5
Tax Allocation		0.4
Repurchase Agreements		0.3
U.S. Government Agency Securities		0.3

Total Investments		100.0%

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Pacific Investment Management Company LLC (the “Sub-Adviser”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Benchmark pricing procedures are used as the basis for setting the base price of a fixed income security and for subsequently adjusting the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. The validity of the fair value is reviewed by the Sub-Adviser on a periodic basis and may be amended as the availability of market data indicates a material change.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $10,861,365, representing 2.1% of total investments.

(b)	Illiquid.

(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date).

(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Fair-Valued—Security with a value of $466,679, representing 0.1% of total investments.

(g)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on January 31, 2014.

(h)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on January 31, 2014.

(i)	Date shown is date of next put.

(j)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(k)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(l)	Restricted. The aggregate acquisition cost of such securities is $9,111,245. The aggregate value is $10,861,365, representing 2.1% of total investments.

(m)	Rates reflect the effective yields at purchase date.

(n)	At January 31, 2014, the cost basis of portfolio securities for federal income tax purposes was $463,335,957. Gross unrealized appreciation was $39,563,154; gross unrealized depreciation was $10,621,555; and net unrealized appreciation was $28,941,599. The difference between book and tax cost was attributable to the differing treatment of Inverse Floater transactions.

Glossary:

ACA—insured by American Capital Access Holding Ltd.

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

CP—Certificates of Participation

FHA—insured by Federal Housing Administration

GO—General Obligation Bond

NPFGC—insured by National Public Finance Guarantee Corp.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•	Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended January 31, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent that these inputs are observable, the values of government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds & Notes and Variable Rate Notes — Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at January 31, 2014 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 1/31/14
Investments in Securities - Assets
Municipal Bonds & Notes:
Kansas	$—	$1,662,113	$447,867	$2,109,980
Tennessee	—	10,761,700	466,679	11,228,379
All Other	—	470,277,843	—	470,277,843
Variable Rate Notes	—	10,394,686	—	10,394,686
Short-Term Investments	—	11,293,745	—	11,293,745

Totals	$—	$504,390,087	$914,546	$505,304,633

At January 31, 2014, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended January 31, 2014, was as follows:

	Beginning Balance 4/30/13	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3	Ending Balance 1/31/14
Investments in Securities - Assets
Municipal Bonds & Notes:
Kansas	$—	$—	$—	$—	$—	$—	$447,867	$—	$447,867
Tennessee	472,350	—	—	—	—	(5,671)	—	—	466,679

Totals	$472,350	$—	$—	$—	$—	$(5,671)	$447,867	$—	$914,546

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at January 31, 2014:

	Ending Balance at 1/31/14	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities - Assets
Municipal Bonds & Notes	$447,867	Third-Party Pricing Vendor	Projected Revenue Stream	$50.00
	466,679	Benchmark Pricing	Security Price Reset	$49.65

*	Transferred out of Level 2 into Level 3 because an evaluated price by third-party pricing vendors was not unavailable.

The net change in unrealized appreciation/depreciation of Level 3 investments held at January 31, 2014 was $(5,671).

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Municipal Income Fund

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: March 24, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters, President & Chief Executive Officer

Date: March 24, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: March 24, 2014